CHURCH CAPITAL INVESTMENT TRUST

                           CHURCH CAPITAL VALUE TRUST














PROSPECTUS: JANUARY 12, 2006

For more information or assistance in opening an account, please call toll-free 1-877-742-8061.



This prospectus has the information about the Church Capital Value Trust that you should know before you invest. The Fund may not be suitable for all investors. Consequently, prospective investors should thoroughly review this prospectus, including all risks and considerations, before making an investment. In addition, this document should be kept with your investment records.

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.

TABLE OF CONTENTS
================================================================================


      Risk/Return Summary........................................       3
      Fees and Expenses..........................................       5
      Fund Management............................................       6
      How the Fund Values Its Shares.............................       8
      How to Buy Shares..........................................       8
      How to Redeem Shares.......................................      16
      Dividends, Distributions and Taxes.........................      18
      Customer Privacy Policy....................................      20
      For More Information.......................................   back cover

RISK/RETURN SUMMARY
================================================================================

INVESTMENT OBJECTIVE

The investment objective of the Church Capital Value Trust (the "Fund") is capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a diversified series of the Church Capital Investment Trust. Under normal market conditions, the Fund invests at least 80% of its net assets, including the amount of any borrowings for investment purposes, in common stocks. The Fund's investment adviser, Church Capital Management, LLC (referred to herein as "Church Capital" or the "Adviser"), employs a strategy that favors purchasing "out-of-favor" stocks at reasonable prices. The goal of capital appreciation is pursued through the identification of medium and large capitalization companies (generally capitalizations of $2 billion and up) in undervalued sectors of the market. These stocks, in the Adviser's opinion, have superior growth prospects and adequate capital to realize their growth potential
- quality companies at reasonable prices. Stocks that are trading below intrinsic earnings growth or asset valuation levels are candidates for investment by the Fund. The Fund will typically be broadly diversified among individual stocks and among industry sectors.

The Adviser seeks out companies it believes have attractive valuations relative to their industry. This type of investing is considered a "bottom-up" style of investing. A "bottom-up" style examines companies in detail relative to competitors and peers in order to identify those companies that have the strongest franchises and most promising prospects and are trading at reasonable valuations. The Fund invests in the stocks of companies that have inherent financial strength in the opinion of the Adviser. Strong balance sheets, sufficient liquidity and sustainable cash flows are among the factors reviewed before a buy decision is reached. In the event of an economic downturn, companies must have an adequate capital cushion to sustain operations. Financial ratios, particularly balance sheet leverage, are considered in the context of the industry in which a company operates.

The Adviser regularly assesses the U.S. economy in order to determine the industries that are undervalued in light of economic opportunity. The Adviser looks for such catalysts as industries undergoing structural changes, economic realignments or consolidation. The Adviser believes that price revisions in these sectors can provide opportunities for stock appreciation in the future.

After purchasing a stock, the Adviser continues to monitor its progress in relation to the overall market and its peers. In evaluating whether to sell a stock, the Adviser considers, among other factors, whether the stock is overvalued relative to other investments; whether the stock has met the Adviser's earnings expectations; and whether political, economic or other events could affect the company's performance.

The Board of Trustees has reserved the right to change the Fund's investment objective as well the requirement that 80% of the Fund's net assets, including the amount of any borrowings for investment purposes, be invested in common stocks without shareholder approval. If either such change is made, shareholders will be provided with at least 60 days advance written notice of the change.

PRINCIPAL  RISKS  OF  INVESTING  IN THE FUND

MANAGEMENT RISK-- The Adviser's strategy may fail to produce the intended results.

COMPANY RISK-- The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio. If the prices of securities owned by the Fund fall, so will the value of the Fund.

VOLATILITY RISK-- Common stocks tend to be more volatile than other investment choices. The value of the stock of an individual company can be more volatile than the market as a whole. This volatility affects the value of the Fund's shares.

MARKET RISK-- Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

MID-CAP COMPANY RISK-- To the extent the Fund invests in mid-capitalization companies, the Fund will be subject to additional risks. These include:

     o The earnings and prospects of mid-cap companies are more volatile than large cap companies.
     o Mid-cap companies may experience higher failure rates than do larger companies.
     o The trading volume of securities of mid-cap companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.
     o Mid-cap companies may have limited markets, product lines or financial resources and may lack management experience compared to larger cap companies.

OTHER RISKS--

     o An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
     o The Fund may not be appropriate for use as a complete investment program.
     o As with any mutual fund investment, the Fund's returns will vary and you could lose money.

FUND PERFORMANCE

The Fund is new and therefore does not have a full calendar year of performance to report.

FEES AND EXPENSES
================================================================================
This table describes the fees and expenses that you will pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

                                                                           Retail Class       Adviser Class
                                                                              Shares             Shares
                                                                              ------             ------
Maximum Sales Charge (Load) Imposed on Purchases                               5.25%              None
Contingent Deferred Sales Charge (Load)                                        None               None
Sales Charge (Load) Imposed on Reinvested Dividends                            None               None
Redemption Fee                                                                 None (1)           None (1)
Exchange Fee                                                                   None               None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                                           Retail Class       Adviser Class
                                                                              Shares             Shares
                                                                              ------             ------
Management Fees                                                                1.00%              1.00%
Distribution (12b-1) Fees                                                      0.25%              None
Other Expenses (2)                                                             3.74%              1.78%
                                                                              ------             ------
Total Annual Fund Operating Expenses                                           4.99%              2.78%
Less Fee Reductions and Expense Reimbursements (3)                            (3.49%)            (1.53%)
                                                                              ------             ------
Net Expenses                                                                   1.50%              1.25%
                                                                              ======             ======

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   Retail Class         Adviser Class
                                   -------------        -------------
                   1 Year               $670                $ 127
                  3 Years               $974                $ 397

     (1) A wire transfer fee of $15 is charged by the Fund's custodian in the case of redemptions paid by wire transfer. This fee is subject to change.

     (2) Other Expenses are based on estimated expenses for the current fiscal year.

     (3) The Adviser has contractually agreed, for a period of three years from the beginning of the Fund's operations, to reduce its management fees and to absorb the Fund's operating expenses to the extent necessary to limit the Fund's annual ordinary operating expenses to an amount not exceeding 1.50% of the Fund's average daily net assets allocable to Retail Class shares and 1.25% of the Fund's average daily net assets allocable to Adviser Class shares. Management fee reductions and expenses absorbed by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause the Fund's ordinary operating expenses to exceed the 1.50% limit for Retail Class shares and the 1.25% limit for Adviser Class shares. Under this Expense Limitation Agreement, the Board of Trustees has authorized (in advance) the repayment of these expenses to the Adviser. The Expense Limitation Agreement terminates automatically if the Adviser ceases serving as the investment adviser to the Fund. In addition, the Fund's Board of Trustees may terminate the Expense Limitation Agreement upon not less than 60 days' prior written notice to the Adviser. In either scenario, the Adviser shall have no claim against the Fund for any amounts not reimbursed to the Adviser pursuant to the Expense Limitation Agreement even though such amounts for reimbursement have been approved in advance by the Fund's Board of Trustees. Ordinary operating expenses include all Fund expenses except brokerage costs, taxes, interest and extraordinary expenses. The Fund and its shareholders will not benefit from economies of scale to reduce expenses during the period in which the repayment provision of the Expense Limitation Agreement is in effect. Extraordinary expenses would include the costs associated with a merger transaction involving the Fund.


FUND MANAGEMENT
================================================================================

THE INVESTMENT ADVISER

Church Capital Management, LLC, 301 Oxford Valley Road, Suite 801B, Yardley, Pennsylvania 19067, serves as the investment adviser to the Fund. Church Capital has been managing money for individuals, banking and thrift institutions, corporations, pension funds and profit sharing plans, charitable organizations and other institutional investors since its founding in 1987. As of December 31, 2005, Church Capital managed assets of approximately $2 billion. Church Capital is a wholly-owned subsidiary of Sterling Financial Corporation. Sterling Financial Corporation is a diversified financial services company with assets of $3 billion.

For its services, the Fund pays to Church Capital an investment advisory fee computed at the annual rate of 1.00% of the Fund's average daily net assets, less any fee reductions. A discussion regarding the factors and considerations of the Board of Trustees in approving the investment advisory contract with Church Capital will be included in the Fund's semiannual report dated May 30, 2006.

Church Capital has agreed for a period of three years from the Fund's start of operations to reduce its investment advisory fees and to absorb Fund expenses to the extent necessary to limit the Fund's annual ordinary operating expenses (excluding brokerage costs, taxes, interest and extraordinary expenses) to 1.50% for Retail Class shares and 1.25% for Adviser Class shares based on each class' average daily net assets. Any such fee reductions by Church Capital, or payments by Church Capital of expenses which are the Fund's obligation, are subject to repayment by the Fund, provided that the repayment does not cause the Fund's ordinary operating expenses to exceed the expense limitations noted above, and provided further that the fees and expenses which are the subject of the repayment were incurred within three years of the repayment. The Expense Limitation Agreement terminates automatically if Church Capital ceases serving as the investment adviser to the Fund. In addition, the Fund's Board of Trustees may terminate the Expense Limitation Agreement upon not less than 60 days' prior written notice to Church Capital. In either scenario, Church Capital shall have no claim against the Fund for any amounts not reimbursed to Church Capital pursuant to the Expense Limitation Agreement even though such amounts for reimbursement have been approved in advance by the Fund's Board of Trustees. The Fund and its shareholders will not benefit from economies of scale to reduce expenses during the period in which the repayment provision of the Expense Limitation Agreement is in effect.

PORTFOLIO MANAGERS

Each individual listed below serves as a co-portfolio manager to the Fund. They are collectively responsible for overseeing the day-to-day management of the Fund, which includes security selection.

GREGORY A. CHURCH is Chairman of Church Capital and also serves as President of Church Capital Investment Trust. Mr. Church founded Church Capital's predecessor, Church Capital Management, Inc. ("CCMI"), in 1987 and has been active in the investment and financial services industry for over twenty years. CCMI was acquired by Sterling Financial Corporation in October of 2003. Mr. Church received his MBA and BS degrees in Finance from Rider University.

JACOB L. SAUMURE is a Senior Vice President with Church Capital and has over 18 years of experience in the investment and financial services industry. Mr. Saumure has been with Church Capital since October of 2003. From August 2000 to September 2003, he served as Chief Investment Officer of Sterling Financial Trust Company, a subsidiary of Sterling Financial Corporation. He holds the Chartered Financial Analyst (CFA) accreditation and is a member of the Association for Investment Management and Research (AIMR).

MICHAEL CHURCH is an Analyst with Church Capital with 2 years of experience. Prior to his employment with Church Capital he was a full time student at Rider University. Mr. Church is responsible for monitoring the financial markets for investment opportunities. His analysis of economic sectors and companies within those sectors serves as the foundation for the universe of stocks considered for investment by Church Capital. Mr. Church graduated Cum Laude from Rider University and is currently studying for his MBA. Mr. Michael Church is the son of Gregory Church.

The Fund's Statement of Additional Information contains additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of Fund shares.

THE ADMINISTRATOR

Ultimus Fund Solutions, LLC ("Ultimus"), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the Fund's administrator, transfer agent and fund accounting agent. Management and administrative services of Ultimus include
(i) providing office space, equipment and officers and clerical personnel to the Fund, (ii) obtaining valuations, calculating net asset values and performing other accounting, tax and financial services, (iii) recordkeeping, (iv)
regulatory, compliance and reporting services, (v) processing shareholder account transactions and disbursing dividends and distributions, and
(vi) supervising custodial and other third party services.

The Statement of Additional Information has more detailed information about Church Capital, Ultimus and other service providers to the Fund.

HOW THE FUND VALUES ITS SHARES
================================================================================

The net asset value ("NAV") of each class of the Fund's shares is calculated at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) on each day that the New York Stock Exchange is open for business. Currently, the New York Stock Exchange is closed on weekends and in recognition of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. To calculate NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. The Fund generally values its portfolio securities at their current market values determined on the basis of market quotations. However, if market quotations are not readily available or are considered to be unreliable due to market or other events that occur after the closing of the market but before the Fund calculates its NAV, portfolio securities will be valued at their fair value as determined under procedures adopted by the Fund's Board of Trustees. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

The Fund may at times invest a portion of its assets in other open-end management investment companies registered under the Investment Company Act of 1940. When calculating the Fund's NAV, the Fund will use the net asset value as reported by the registered open-end management investment company. The value, as determined by the registered open-end management investment company, may be based on fair value pricing; to understand the fair value pricing process used by a registered open-end management investment company, please consult its most current prospectus.

HOW TO BUY SHARES
================================================================================

You may purchase the Fund's shares through financial intermediaries, such as broker-dealers or banks. You may also purchase shares directly from the Fund's principal underwriter, Bainbridge Securities Inc. (the "Distributor"). Shares are available for purchase on each day the New York Stock Exchange is open for business. The Fund reserves the right to reject any purchase request. For an initial purchase order to be in "proper form" you must submit a completed and signed application along with a check made payable to "Church Capital Value Trust". The Fund reserves the right to reject any purchase request. Investors who purchase and redeem shares through a broker or other financial intermediary may be charged a fee by such broker or intermediary.

The Fund's transfer agent, Ultimus Fund Solutions, LLC (the "Transfer Agent"), mails you confirmations of all purchases or redemptions of Fund shares unless the shares are purchased through a broker or other financial intermediary. If shares are purchased in this manner, transaction confirmations are generally the responsibility of such broker or intermediary. Certificates representing shares are not issued.


MINIMUM INITIAL INVESTMENT

The minimum initial investment in the Fund is $1,000, except an IRA or a gift to minors, for which the minimum initial investment is $500. The minimum investment requirement may be waived or reduced for any reason at the discretion of the Adviser.

OPENING AN ACCOUNT

An account may be opened by mail or bank wire, as follows:

     BY   MAIL. To open a new account by mail:

          o    Complete  and sign the  account  application
          o    Enclose a check payable to "Church Capital Value Trust"
          o Mail the application and the check to the Transfer Agent at the following address:

                      Church Capital Value Trust
                      c/o Ultimus Fund Solutions, LLC
                      P.O. Box 46707
                      Cincinnati, Ohio 45246-0707

          All purchase checks must be written in U.S. dollars and drawn on a U.S. bank. The Fund does not accept cash, drafts, "starter" checks, travelers checks, credit card checks, or money orders. In addition, to protect the Fund from check fraud, the Fund does not accept checks made payable to third parties.

          When shares are purchased by check, the proceeds from the redemption of those shares may not be paid until the Fund has received payment from your bank, which could take up to 15 calendar days from the purchase date. If an order to purchase shares is canceled because your check does not clear your bank (i.e., insufficient funds), you will be responsible for any resulting losses or other fees incurred by the Fund or the Transfer Agent in the transaction.

          BY WIRE. To open a new account by wire, call the Transfer Agent at 1-877-742-8061. A representative will assist you in obtaining an account application, which must be completed, signed and sent by facsimile or mail to the Transfer Agent before payment by wire may be made. For an initial purchase order by wire to be in "proper form" you must submit a completed and signed application to the Fund's Transfer Agent. After the application is received and approved, an account number will be assigned by the Fund. A shareholder representative of the Transfer Agent will contact you, by phone or by mail, with the account number. At that point your financial institution may wire your purchase amount to:

          Bank:                          US Bank, N.A.
          Bank City & State:             Cincinnati, Ohio
          Federal ABA Number:            042000013
          Account Name:                  Church Capital Value Trust
          Account Number:                130107147907
          For Further Credit To:         [Insert Name(s) on Your Account]
                                        [Insert Your Account Number]

          An order is considered received when US Bank, the Fund's custodian, receives payment by wire. Do not wire money to the Fund until you have received an account number from the Fund. Your financial institution may charge a fee for wiring funds.

          THROUGH YOUR BROKER OR FINANCIAL INSTITUTION. Shares of the Fund may be purchased through certain brokerage firms and financial institutions that are authorized to accept orders on behalf of the Fund at the NAV next determined after your order is received by such organization in proper form. Before attempting to purchase shares of the Fund, please contact your brokerage firm or financial institution to see if the Fund is available for purchase. Failure to do so could result in your purchase order not being processed on the day in which your purchase order is submitted to your brokerage firm or financial institution. If your brokerage firm or financial institution is not an "authorized" firm (i.e., has no selling agreement with the Distributor), you may be required to submit your purchase order to your brokerage firm or financial institution at an earlier time during the day in order for your broker or financial institution to forward your purchase order to the Fund's Distributor or Transfer Agent prior to 4:00 p.m. (Eastern time). These organizations may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Fund or the Transfer Agent. These organizations may be the shareholders of record of your shares. The Fund is not responsible for ensuring that the organizations carry out their obligations to their customers. Shareholders investing in this manner should look to the organization through which they invest for specific instructions on how to purchase and redeem shares. Investors should contact their broker or financial institution to find out whether or not their broker or financial intermediary is authorized to sell shares of the Fund.

SUBSEQUENT INVESTMENTS

Once an account is open, additional purchases of Fund shares may be made at any time in minimum amounts of $50. Additional purchases may be made:

     o By sending a check, made payable to "Church Capital Value Trust", to Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. The shareholder will be responsible for any fees incurred or losses suffered by the Fund as a result of any check returned for insufficient funds. Please include your account number in the "memo" section of the check.

     o By wire to the Fund account as described under "Opening an Account - By Wire." Shareholders should call the Transfer Agent at 1-877-742-8061 before wiring funds.
     o    Through your brokerage firm or other financial institution.
     o By electronic funds transfer from a financial institution through the Automated Clearing House ("ACH"), as described below.

BY AUTOMATED CLEARING HOUSE (ACH). Once an account is open, shares may be purchased or redeemed through ACH in minimum amounts of $100. ACH is the electronic transfer of funds directly from an account you maintain with a financial institution to the Fund. In order to use the ACH service, the ACH Authorization section of the account application must be completed. For existing accounts, an ACH Authorization Form may be obtained by calling the Transfer Agent at 1-877-742-8061. Allow at least two weeks for preparation before using ACH. To place a purchase or redemption order by ACH, call the Transfer Agent at 1-877-742-8061. There are no charges for ACH transactions imposed by the Fund or the Transfer Agent. An investor receives the next NAV after receipt by the Fund of a purchase or redemption order. When shares are purchased through ACH, the proceeds from the redemption of those shares may not be paid until the ACH transfer has been converted to federal funds, which could take up to 15 calendar days.

ACH may be used to make direct investments into the Fund of part or all of recurring payments made to a shareholder by his or her employer (corporate, federal, military, or other) or by the Social Security Administration.

AUTOMATIC INVESTMENT PLAN

You may make automatic monthly investments in the Fund from your bank, savings and loan or other depository institution account. The minimum initial and subsequent investments must be $100 under the plan. The Transfer Agent currently pays the costs of this service, but reserves the right, upon 30 days' written notice, to make reasonable charges. Your depository institution may impose its own charge for making transfers from your account.

EXCHANGES

Shares of the Fund may be exchanged for shares of the Church Capital Money Market Fund. No transaction fees are charged for exchanges.

You may request an exchange by sending a written request to the Transfer Agent. The request must be signed exactly as your name appears on the Trust's account records. Exchanges also may be requested by telephone. If you are unable to execute your exchange by telephone (for example during times of unusual market activity), you should consider requesting your exchange by mail. An exchange will be effected at the next determined net asset value (or offering price if a sales load is applicable) after receipt of a request by the Transfer Agent.

Exchanges are subject to the applicable minimum initial investment requirements, and may only be made for shares then offered for sale in your state of residence. The exchange privilege may be modified or terminated by the Board of Trustees upon 60 days prior notice to shareholders. An exchange results in a sale of Fund shares, which may cause you to recognize a capital gain or loss. Before making an exchange, contact the Transfer Agent to obtain a copy of the prospectus for the Church Capital Money Market Fund.

THE DIFFERENT CLASSES OF SHARES

Adviser Class Shares and Retail Class Shares, which represent interests in the same portfolio of investments and have the same rights, differ primarily in the sales charges and expenses to which they are subject. Adviser Class shares are not subject to any form of sales loads or distribution (12b-1) fees, both of which apply to Retail Class shares. This section describes the costs associated with investing in the two classes and explains the eligibility requirements for investing in Adviser Class shares.


                              Adviser Class Shares
                              --------------------

Adviser Class shares of the Fund are sold at the next calculated NAV, without the imposition of any sales charges. To qualify to purchase Adviser Class shares, you must be an investment advisory client of Church Capital. All applications to open an account in the Adviser Class must be approved by Church Capital prior to the opening of the account. To ensure prompt and timely handling of your application, be sure to notify Church Capital prior to submitting your application to the Fund. Church Capital will notify the Transfer Agent on your behalf that you qualify for the purchase of Adviser Class shares. If you have any questions regarding your eligibility to purchase Adviser Class shares, please call Church Capital at (215) 321-1700.


                               Retail Class Shares
                               -------------------

Retail Class shares of the Fund are available for purchase at their public offering price, which is the next calculated NAV plus an initial sales charge of up to 5.25% of the offering price. Purchases of Retail Class shares of $1,000,000 or more are not subject to a sales charge. Retail Class shares are also subject to an annual Rule 12b-1 fee of up to 0.25% of the Fund's average daily net assets allocable to Retail Class shares. Set forth below is a sales charge table which provides you information on investment levels required to reduce your sales charge. For additional information on how to reduce your sales charges, please see "Sales Charge Reduction Programs for Retail Class Shares" below.

The sales charge table for Retail Class shares is as follows:

                              SALES LOAD AS % OF :
                                                                    DEALER
                                     PUBLIC           NET        REALLOWANCE AS
                                    OFFERING        AMOUNT        % OF PUBLIC
                                     PRICE         INVESTED      OFFERING PRICE

AMOUNT PURCHASED
Up to $50,000                         5.25%         5.54%            4.75%
$50,001 up to $100,000                4.00%         4.17%            3.50%
$100,001 up to $250,000               3.00%         3.09%            2.55%
$250,001 up to $500,000               2.25%         2.31%            1.80%
$500,001 up to $1,000,000             2.00%         2.04%            1.60%
Over $1,000,000                        None          None             None

DISTRIBUTION PLAN - RETAIL CLASS

The Fund has adopted a plan of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan") that allows Retail Class shares to pay for certain expenses related to the distribution of its shares, including payments to securities dealers and other persons (including the Distributor and its affiliates) who are engaged in the sale of Retail Class shares of the Fund and who may be advising investors regarding the purchase, sale or retention of Retail Class shares; expenses of maintaining personnel who engage in or support distribution of Retail Class shares or who render shareholder support services not otherwise provided by the Transfer Agent or the Fund; expenses of formulating and implementing marketing and promotional activities, including direct mail promotions and mass media advertising; expenses of preparing, printing and distributing sales literature and prospectuses and statements of additional information and reports for recipients other than existing shareholders of the Fund; expenses of obtaining such information, analysis and reports with respect to marketing and promotional activities as the Fund may, from time to time, deem advisable; and any other expenses related to the distribution of Retail Class shares.

The annual limitation for payment of expenses pursuant to the Plan is .25% of the Fund's average daily net assets allocable to Retail Class shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost long-term shareholders more than paying other types of sales loads. In the event the Plan is terminated by the Fund in accordance with its terms, the Fund will not be required to make any payments for expenses incurred after the date the Plan terminates.

SALES CHARGE REDUCTION PROGRAMS FOR RETAIL CLASS SHARES

THIS SECTION INCLUDES IMPORTANT INFORMATION ABOUT SALES CHARGE REDUCTION PROGRAMS AVAILABLE TO INVESTORS IN RETAIL CLASS SHARES AND DESCRIBES INFORMATION OR RECORDS YOU MAY NEED TO PROVIDE TO THE FUND OR YOUR FINANCIAL INTERMEDIARY IN ORDER TO BE ELIGIBLE FOR SALES CHARGE REDUCTION PROGRAMS.

This information regarding Sales Charges Reduction Programs can only be found in the Fund's Statement of Additional Information and this Prospectus. As of the date of this Prospectus, the Fund has not developed an internet web site and therefore does not display such information by way of that medium. In the future this information may become available by way of the internet.

REQUIRED SHAREHOLDER INFORMATION AND RECORDS. In order for shareholders to take advantage of sales charge reductions, a shareholder or his or her financial intermediary must notify the Fund that the shareholder qualifies for a reduction. Without notification, the Fund is unable to ensure that the reduction is applied to the shareholder's account. A shareholder may have to provide information or records to his or her financial intermediary or the Fund to verify eligibility for sales charge reductions or other sales charge waivers. This may include information or records, including account statements, regarding shares of the Fund held in:

     o    any account of the shareholder at another financial intermediary; and
     o accounts of related parties of the shareholder, such as members of the same family, at any financial intermediary.

REDUCED SALES LOADS. You may use the RIGHT OF ACCUMULATION to combine the current NAV of your existing Retail Class shares of the Fund with the amount of any current purchases in order to take advantage of the reduced sales loads set forth in the sales charge table above.

Purchases made pursuant to a LETTER OF INTENT may also be eligible for the reduced sales charges. With a Letter of Intent, the investor expresses his or her intention, in writing, to invest a certain amount over a specified period of time. The Fund will then apply to each of the investor's periodic investments the reduced sales load that would apply to the total amount stated in the Letter of Intent. The minimum initial investment under a Letter of Intent is $10,000.

Shareholders may include the value of certain related accounts, including accounts held by their spouse and children under the age of 21, for purposes of determining the applicable sales load and for purposes of the Right of Accumulation and Letter of Intent privileges. These privileges apply even if your related accounts are opened using different brokerage firms, so it is important to let your broker(s) or the Transfer Agent know about all your accounts that may be combined for these privileges. You should contact your broker or the Transfer Agent for more information about reduced sales loads and the Right of Accumulation and Letter of Intent.

PURCHASES AT NET ASSET VALUE. Savings and loan associations, in their fiduciary capacity or for their own accounts, may purchase Retail Class shares of the Fund at NAV. Federal and state credit unions may also purchase Retail Class shares at NAV.

In addition, Retail Class shares of the Fund may be purchased at NAV by broker-dealers who have a sales agreement with the Distributor and their registered personnel and employees, including members of the immediate families of such registered personnel and employees.

Clients of investment advisers, financial planners and other financial intermediaries may also purchase Retail Class shares at NAV if their investment adviser, financial planner or financial intermediary has made arrangements with the Distributor permitting them to do so. The investment adviser, financial planner or financial intermediary must notify the Fund that an investment qualifies as a purchase at NAV.

Trustees, directors, officers and employees of the Trust, the Adviser, the Distributor or the Transfer Agent, including members of the immediate families of such individuals, and employee benefit plans established by such entities, may also purchase Retail Class shares of the Fund at NAV.

FREQUENT TRADING POLICIES

Frequent purchases and redemptions of Fund shares by a shareholder may harm other Fund shareholders by interfering with the efficient management of the Fund's portfolio, increasing brokerage and administrative costs, and potentially diluting the value of their shares. When monitoring shareholder purchases and redemptions the Fund does not apply a quantitative definition to frequent trading. Instead the Fund uses a subjective approach which in itself could lead to inconsistent application of the Fund's frequent trading policies.

In its efforts to curb frequent trading in the Fund the Fund's Board of Trustees has reserved the right to reject any purchase order for any reason or no reason, including purchase orders from potential investors that the Fund believes might engage in frequent purchases and redemptions of Fund shares.

The Fund does not accommodate frequent purchases or redemptions of Fund shares.

When financial intermediaries establish omnibus accounts in the Fund for their clients, the Fund cannot monitor the individual clients' trading activity. However, the Fund's service providers review trading activity at the omnibus account level, and look for activity that may indicate potential frequent trading or market-timing. If the Fund detects suspicious trading activity, the Fund will seek the assistance of the intermediary to investigate that trading activity and take appropriate action, including prohibiting additional purchases of Fund shares by the intermediary and/or its client. Intermediaries may apply frequent-trading policies that differ from those described in this Prospectus. If you invest with the Fund through an intermediary, please read that firm's program materials carefully to learn of any rules or fees that may apply.

Although the Fund has taken steps to discourage frequent purchases and redemptions of the Fund shares, it cannot guarantee that such trading will not occur.

HOW TO REDEEM SHARES
================================================================================

Shares of the Fund may be redeemed on each day the New York Stock Exchange is open for trading. Shares are redeemed at their NAV next determined after the Transfer Agent receives your redemption request in proper form. Redemption requests may be made by mail or by telephone. What is considered "proper form" for a redemption by mail is described in the subsection "By Mail" and for a telephone redemption the requirements are set forth in the subsection "By Telephone".

     BY MAIL. You may redeem shares by mailing a written request to Church Capital Value Trust, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. To be in "proper form," written requests must state the shareholder's name, the name of the Fund, the account number and the shares or dollar amount to be redeemed and be signed exactly as the shares are registered.

     SIGNATURES.  If the shares to be  redeemed  over any 30-day  period  have a value of more than $25,000, or if the payment of the proceeds of a redemption of any amount is to be sent to a person other than the shareholder of record or to an address other than that on record with the Fund, you must have all signatures on written redemption requests guaranteed. If the name(s) or the address on your account has changed within the previous 30 days of your redemption request, the request must be made in writing with your signature guaranteed, regardless of the value of the shares being redeemed. The Transfer Agent typically only accepts signatures guaranteed by a financial institution that participates in one of the Medallion Signature Guarantee Programs. However, the Fund, in its sole discretion, may accept a signature guarantee from a financial institution that does not participate in one of the Medallion Signature Guarantee Programs. The Transfer Agent will not accept signature guarantees by a notary public. For more information on signature guarantees, call the Transfer Agent at 1-877-742-8061. The Fund and its Transfer Agent reserve the right to amend these standards at any time. If these standards change, the Fund will provide reasonable notice of such change.

     Redemption requests by corporate and fiduciary shareholders must be accompanied by appropriate documentation establishing the authority of the person seeking to act on behalf of the account. Forms of resolutions and other documentation to assist in compliance with the Transfer Agent's procedures may be obtained by calling the Transfer Agent.

     BY TELEPHONE. You may also redeem shares having a value of $25,000 or less by telephone by calling the Transfer Agent at 1-877-742-8061. In order to make redemption requests by telephone, the Telephone Privileges section of the account application must be completed. For existing accounts, a Telephone Privileges form may be obtained by calling the Transfer Agent at 1-877-742-8061.

     Telephone redemptions may be requested only if the proceeds are to be sent to the shareholder of record and mailed to the address on record with the Fund. Upon request, redemption proceeds of $100 or more may be transferred by ACH, and proceeds of $1,000 or more may be transferred by wire, in either case to the account stated on the account application. Shareholders will be charged a fee of $15 by the Fund's custodian for outgoing wires. If you contact the Transfer Agent by 4:00 p.m., Eastern time, you will receive the NAV next determined after receipt of the redemption request by the Transfer Agent (i.e., that day's NAV).

     Telephone redemption privileges and account designations may be changed by sending the Transfer Agent a written request with all signatures guaranteed as described above.

     The Transfer Agent requires personal identification before accepting any redemption request by telephone, and telephone redemption instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If such a case should occur, redemption by mail should be considered.

     THROUGH YOUR BROKER OR FINANCIAL INSTITUTION. You may also redeem shares through a brokerage firm or financial institution that has been authorized to accept orders on behalf of the Fund at the NAV next determined after your order is received by such organization in proper form. NAV is normally determined at 4:00 p.m., Eastern time. If your brokerage firm or financial institution is not an "authorized" firm (i.e., has no selling agreement with the Distributor) you may be required to submit your redemption request to your brokerage firm or financial institution at an earlier time during the day in order for your broker or financial institution to forward your redemption request to the Fund's Distributor or Transfer Agent prior to
     4:00 p.m. (Eastern time). These organizations may be authorized to designate other intermediaries to act in this capacity. Such an organization may charge you transaction fees on redemptions of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who redeem shares directly through the Transfer Agent. Please be sure and consult your broker's or financial institution's program materials to understand what information is required for a redemption request. Investors should contact their broker or financial institution to find out whether or not their broker or financial intermediary is authorized to sell shares of the Fund.

RECEIVING PAYMENT

The Fund normally makes payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form. Under unusual circumstances as provided by the rules of the Securities and Exchange Commission, the Fund may suspend the right of redemption or delay payment of redemption proceeds for more than seven days. A requested wire of redemption proceeds normally will be sent on the business day following a redemption. However, when shares are purchased by check or through ACH, the proceeds from the redemption of those shares may not be paid until the purchase check or ACH transfer has been converted to federal funds, which could take up to 15 calendar days from the purchase date.

MINIMUM ACCOUNT BALANCE

Due to the high cost of maintaining shareholder accounts, the Fund may involuntarily redeem shares in an account, and pay the proceeds to the shareholder, if the shareholder's account balance falls below $1,000 ($500 for IRA accounts or gifts to minor accounts) due to shareholder redemptions. This does not apply, however, if the balance falls below the minimum solely because of a decline in the Fund's NAV per share. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum account balance requirement.

AUTOMATIC WITHDRAWAL PLAN

If the shares in your account have a value of at least $10,000, you (or another person you have designated) may receive monthly or quarterly payments in a specified amount of not less than $100 each. There is currently no charge for this service, but the Transfer Agent reserves the right, upon 30 days' written notice, to make reasonable charges. Telephone the Transfer Agent toll-free at 1-877-742-8061 for additional information.

REINVESTMENT PRIVILEGE

If you have redeemed Retail Class shares of the Fund, you may reinvest all or part of the proceeds without any additional sales load if the reinvestment occurs within 90 days of the redemption. This privilege may only be exercised once per year.

REDEMPTIONS IN KIND

The Fund reserves the right to make payment for a redemption in securities rather than cash, which is known as a "redemption in kind." This would be done only under extraordinary circumstances and if the Fund deems it advisable for the benefit of all shareholders, such as a very large redemption that could affect Fund operations (for example, more than 1% of the value of the Fund's net assets). A redemption in kind will consist of liquid securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges. You will be exposed to market risk until such time as you convert such securities to cash.

DIVIDENDS, DISTRIBUTIONS AND TAXES
================================================================================

Income dividends and net capital gain distributions, if any, are normally declared and paid annually in December. Your distributions of dividends and capital gains will be automatically reinvested in additional shares of the Fund unless you elect to receive them in cash. The Fund's distributions of income and capital gains, whether received in cash or reinvested in additional shares, will be subject to federal income tax.

The Fund intends to qualify as a regulated investment company for federal income tax purposes, and as such, it will not be subject to federal income tax on its taxable income and gains that it distributes to its shareholders. The Fund intends to distribute its income and gains in such a way that it will not be subject to a federal excise tax on certain undistributed amounts.

Distributions attributable to ordinary income and short-term capital gains are generally taxed as ordinary income to shareholders who receive them, although certain income dividends may be taxed to non-corporate shareholders at long-term capital gains rates. In the case of corporations which hold shares of the Fund, certain income from the Fund may qualify for a 70% dividends-received deduction. Distributions of long-term capital gains are generally taxed as long-term capital gains, regardless of how long you have held your Fund shares.

When you redeem or exchange Fund shares, you generally realize a capital gain or loss as long as you hold the shares as capital assets. Except for tax-deferred accounts and tax-exempt investors that do not borrow to purchase Fund shares, any gain realized on a redemption or exchange of Fund shares will be subject to federal income tax.

You will be notified in January each year about the federal tax status of distributions made by the Fund during the prior year. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes.

Federal law requires the Fund to withhold taxes on distributions paid to shareholders who fail to provide a social security number or taxpayer identification number or fail to certify that such number is correct. Foreign shareholders may be subject to special withholding requirements.

Because everyone's tax situation is not the same, you should consult your tax professional about federal, state and local tax consequences of an investment in the Fund.

CUSTOMER PRIVACY POLICY
================================================================================

WE COLLECT ONLY INFORMATION THAT IS NEEDED TO SERVE YOU AND ADMINISTER YOUR ACCOUNT.

In the process of serving you, we become stewards of your "nonpublic personal information" - information about you that is not available publicly. This information comes to us from the following sources:

o Information you provide directly to us on applications or other forms, correspondence or through conversations (such as your name, social security number, address, phone number, assets, income, date of birth, occupation, etc.).
o Information about your transactions with us, our affiliates or others (such as your account numbers, account balances, transaction details and other financial information).
o Information we receive from third parties (such as your broker, financial planner or other intermediary you hire).

We limit the collection and use of nonpublic personal information to that which is necessary to serve you and administer your account.

WE CAREFULLY LIMIT AND CONTROL THE SHARING OF YOUR INFORMATION.

To protect your privacy, we carefully control the way in which any information about you is shared. It is our policy not to disclose any nonpublic personal information about customers or former customers to anyone, except as permitted to serve your account or required by law.

We are permitted by law to disclose all of the information we collect as described above to our affiliates, advisers, transfer agents, broker-dealers, administrators or any firms that assist us in maintaining and supporting the financial products and services provided to you. For example, our transfer agent needs information to process your transactions, and our outside vendors need information so that your account statements can be printed and mailed. However, these parties are not authorized to release, use or transfer your information to any other party for their own purpose.

WE ARE COMMITTED TO THE PRIVACY OF YOUR NONPUBLIC PERSONAL INFORMATION AND WILL USE STRICT SECURITY STANDARDS TO SAFEGUARD IT.

We are committed to the security of your nonpublic personal information. Our employees and others hired to work for us are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information. Employees are bound by this privacy policy and are educated on implementing our security principles and practices.

We maintain safeguards that we believe are reasonably designed to comply with federal standards to guard your nonpublic personal information.

This privacy  policy  explains  how we handle  nonpublic  personal  information;
however, you should also review the privacy policies adopted by any of your financial intermediaries, such as a broker-dealer, bank, or trust company to understand how they protect your nonpublic personal information in accordance with our internal security standards.



IF  YOU  HAVE  ANY  QUESTIONS  ABOUT  THE   CONFIDENTIALITY   OF  YOUR  CUSTOMER
INFORMATION, PLEASE CALL 1-877-742-8061 TO TALK TO A SHAREHOLDER SERVICES REPRESENTATIVE.

INVESTMENT ADVISER                             INDEPENDENT AUDITORS
Church Capital Management, LLC                 Briggs, Bunting & Dougherty LLP
301 Oxford Valley Road, Suite 801B             Two Penn Center, Suite 820
Yardley, Pennsylvania 19067                    Philadelphia, Pennsylvania 19102

ADMINISTRATOR/TRANSFER AGENT                   LEGAL COUNSEL
Ultimus Fund Solutions, LLC                    Sullivan & Worcester LLP
225 Pictoria Drive, Suite 450                  One Post Office Square
Cincinnati, Ohio 45246                         Boston, Massachusetts 02109

CUSTODIAN
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, Ohio 45202

FOR MORE INFORMATION
================================================================================

In addition to the information contained in the Prospectus, the following documents are available free upon request:

     o ANNUAL AND SEMIANNUAL REPORTS The Fund distributes annual and semiannual reports to shareholders that contain detailed information on the Fund's investments. The annual report will contain a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. The Fund's first annual report will be available within 60 days following its fiscal year ending November 30, 2006. The Fund's first semiannual report will be available within 60 days following the period ending May 30, 2006.

     o STATEMENT OF ADDITIONAL INFORMATION (SAI) The SAI provides more detailed information about the Fund. It is incorporated by reference and is legally considered a part of this Prospectus. A description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities is available in the SAI.

You may request copies of these materials and other information, without charge, or make inquiries to the Fund by writing to Ultimus Fund Solutions, LLC at P.O. Box 46707, Cincinnati, Ohio 45246-0707. You may also call toll-free:

                                 1-877-742-8061

The Fund has not developed a website as of the date of this Prospectus. It is anticipated that a website will be developed and copies of the Fund's annual and semiannual reports, Prospectus and SAI will be available on the website.

Only one copy of a Prospectus or an annual or semiannual report will be sent to each household address. This process, know as "Householding," is used for most required mailings. (It does not apply to confirmations of transactions and account statements, however.) You may, of course, request an additional copy of the Prospectus or an annual or semiannual report at any time by calling or writing the Fund. You may also request that Householding be eliminated from all your required mailings.

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room can be obtained by calling the Commission at 202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at HTTP://WWW.SEC.GOV. Copies of information on the Commission's Internet site may be obtained, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102, or by sending your request electronically to the following e-mail address:
PUBLICINFO@SEC.GOV.

                    Investment Company Act File No. 811-21753

                         CHURCH CAPITAL INVESTMENT TRUST

                        CHURCH CAPITAL MONEY MARKET FUND














PROSPECTUS: JANUARY 12, 2006

For more information or assistance in opening an account, please call toll-free 1-877-742-8061.



This prospectus has the information about the Church Capital Money Market Fund that you should know before you invest. The Fund may not be suitable for all investors. Consequently, prospective investors should thoroughly review this prospectus, including all risks and considerations, before making an investment. In addition, this document should be kept with your investment records.

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.

TABLE OF CONTENTS
================================================================================


         Risk/Return Summary ...................................      3
         Fees and Expenses .....................................      5
         Fund Management .......................................      6
         How the Fund Values Its Shares ........................      7
         How to Buy Shares .....................................      7
         How to Redeem Shares ..................................     12
         Dividends, Distributions and Taxes ....................     15
         Customer Privacy Policy ...............................     16
         For More Information ..................................  back cover

RISK/RETURN SUMMARY
================================================================================

INVESTMENT OBJECTIVE

The Church Capital Money Market Fund (the "Fund") seeks to maximize current income consistent with the preservation of capital and maintenance of liquidity by investing in high quality short-term money market instruments.

The Fund's investment objective cannot be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

In order to pursue its goal, the Fund will invest in the following money market instruments:

     o securities issued or guaranteed as to principal and interest by the U.S. government, its agencies and instrumentalities

     o    high  quality   commercial  paper  and  other  obligations  issued  or
          guaranteed by U.S. and foreign corporations and other issuers

     o    asset-backed securities

     o    certificates of deposit and time deposits

     o    variable- and floating- rate debt securities

     o    bank notes and bankers' acceptances

     o repurchase agreements collateralized by first tier securities in which the Fund could invest directly (securities rated in the highest grade for short-term securities).

     o securities issued or guaranteed by one or more foreign governments or political subdivisions, agencies or instrumentalities

     o    municipal   securities   issued  or   guaranteed  by  state  or  local
          governments

All investments of the Fund will be denominated in U.S. dollars, including those that are issued by foreign issuers.

The Fund's investment adviser, Church Capital Management, LLC (referred to herein as "Church Capital" or the "Adviser") will seek to maximize current income within the limits of the Fund's credit, maturity and diversification policies. The Fund, like all money market funds, is governed by strict federal rules that are designed to help a money market fund maintain a stable $1.00 share price. Some of the relevant rules include:

     o Individual securities must have remaining maturities of no more than 397 days and be denominated in U.S. dollars.
     o The dollar-weighted average maturity of the portfolio's holdings cannot exceed 90 days.
     o All securities must be in the top two credit grades for short-term debt securities and the Fund will not invest more than 5% of total assets in securities in the second highest credit grade for short-term debt securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal  risks that apply to the Fund are:

STABLE NET ASSET VALUE RISK -- The Fund may not be able to maintain a net asset value per share of $1.00 at all times.

INTEREST RATE RISK -- The Fund's yield and total return will decline in a period of declining interest rates while the Fund's yield and total return will increase in periods of rising interest rates.

DEFAULT RISK -- A security owned by the Fund could default and possibly cause the Fund's share price or yield to fall.

PREPAYMENT OR CALL RISK -- This occurs when an issuer exercises its right to pay principal on an obligation held by the Fund sooner than expected. Generally this happens in a period of falling interest rates. If this happens, the Fund likely will not be able to reinvest the returns in a security paying at comparable yields.

DEBT EXTENSION -- When an issuer exercises its right to pay principal on an obligation held by the Fund later than expected, the Fund will not be able to invest in other higher yielding securities. This risk is usually associated with a period of rising interest rates.

COUNTERPARTY RISK -- The risk that a bank or other financial institution that has entered into a repurchase agreement or other transaction may default on its payment obligations. The Fund attempts to eliminate this risk by investing in high grade short-term securities.

MANAGEMENT RISK -- This risk is found in all mutual funds and it is the risk that the Fund's investment adviser will fail to produce the intended results.

LIQUIDITY RISK -- There is a risk that the Fund will not be able to pay redemption proceeds within time periods described herein because of unusual market conditions or high redemption volume.

FOREIGN SECURITY RISK -- The Fund's investments in securities of foreign issuers are subject to the risk that adverse political, financial and or economic conditions could lead to a loss by the Fund. In addition, foreign countries generally have less stringent accounting and disclosure standards compared to the United States.

OTHER RISKS--

     o AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

     o    The Fund is not appropriate for use as a complete investment program.

PERFORMANCE HISTORY

The Fund is new and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES
================================================================================

This table describes the fees and expenses that you will pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)            None (1)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

         Management Fees                                             0.50%
         Distribution (12b-1) Fees                                   None
         Other Expenses (2)                                          0.26%
                                                                     ----
         Total Annual Fund Operating Expenses                        0.76%
         Less Fee Reductions and Expense Reimbursements (3)         (0.10%)
                                                                     ----
         Net Expenses                                                0.66%
                                                                     ====

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                     1 Year                $ 67
                     3 Years               $ 211

     (1) A wire transfer fee of $15 is charged by the Fund's custodian in the case of redemptions paid by wire transfer. This fee is subject to change.

     (2) Other Expenses are based on estimated expenses for the current fiscal year.

     (3) The Adviser has contractually agreed, for a period of three years from the beginning of the Fund's operations, to reduce its management fees and to absorb the Fund's operating expenses to the extent necessary to limit the Fund's annual ordinary operating expenses to an amount not exceeding 0.66% of the Fund's average daily net assets. Management fee reductions and expenses absorbed by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause the Fund's ordinary operating expenses to exceed the 0.66% limit. Under this Expense Limitation Agreement, the Board of Trustees has authorized (in advance) the repayment of these expenses to the Adviser. The Expense Limitation Agreement terminates automatically if the Adviser ceases serving as the investment adviser to the Fund. In addition, the Fund's Board of Trustees may terminate the Expense Limitation Agreement upon not less than 60 days' prior written notice to the Adviser. In either scenario, the Adviser shall have no claim against the Fund for any amounts not reimbursed to the Adviser pursuant to the Expense Limitation Agreement even though such amounts for reimbursement have been approved in advance by the Fund's Board of Trustees. Ordinary operating expenses include all Fund expenses except brokerage costs, taxes, interest and extraordinary expenses. The Fund and its shareholders will not benefit from economies of scale to reduce expenses during the period in which the repayment provision of the Expense Limitation Agreement is in effect. Extraordinary expenses would include the costs associated with a merger transaction involving the Fund.

FUND MANAGEMENT
================================================================================

THE INVESTMENT ADVISER

Church Capital Management, LLC, 301 Oxford Valley Road, Suite 801B, Yardley, Pennsylvania 19067, serves as the investment adviser to the Fund. Church Capital has been managing money for individuals, banking and thrift institutions, corporations, pension funds and profit sharing plans, charitable organizations and other institutional investors since its founding in 1987. As of December 31, 2005, Church Capital managed assets of approximately $2 billion. Church Capital is a wholly owned subsidiary of Sterling Financial Corporation. Sterling Financial Corporation is a diversified financial services company with assets of $3 billion.

For its services, the Fund pays Church Capital an investment advisory fee computed at the annual rate of 0.50% of the Fund's average daily net assets, less any fee reductions. A discussion regarding the factors and considerations of the Board of Trustees in approving the investment advisory contract with Church Capital will be included in the Fund's semiannual report dated May 30, 2006.

Church Capital has agreed for a period of three years from the Fund's start of operations to reductions its investment advisory fees and to absorb Fund expenses to the extent necessary to limit the Fund's annual ordinary operating expenses (excluding brokerage costs, taxes, interest and extraordinary expenses) to 0.66% of the Fund's average daily net assets. Any such fee reductions by Church Capital, or payments by Church Capital of expenses which are the Fund's obligation, are subject to repayment by the Fund, provided that the repayment does not cause the Fund's ordinary operating expenses to exceed the 0.66% expense limitation, and provided further that the fees and expenses which are the subject of the repayment were incurred within three years of the repayment. The Expense Limitation Agreement terminates automatically if Church Capital ceases serving as the investment adviser to the Fund. In addition, the Fund's Board of Trustees may terminate the Expense Limitation Agreement upon not less than 60 days' prior written notice to Church Capital. In either scenario, Church Capital shall have no claim against the Fund for any amounts not reimbursed to Church Capital pursuant to the Expense Limitation Agreement even though such amounts for reimbursement have been approved in advance by the Fund's Board of Trustees. The Fund and its shareholders will not benefit from economies of scale to reduce expenses during the period in which the repayment provision of the Expense Limitation Agreement is in effect.

THE ADMINISTRATOR

Ultimus Fund Solutions, LLC ("Ultimus"), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the Fund's administrator, transfer agent and fund accounting agent. Management and administrative services of Ultimus include
(i) providing office space, equipment and officers and clerical personnel to the Fund, (ii) obtaining valuations, calculating net asset values and performing other accounting, tax and financial services, (iii) recordkeeping, (iv)
regulatory, compliance and reporting services, (v) processing shareholder account transactions and disbursing dividends and distributions, and (vi) supervising custodial and other third party services.

The Statement of Additional Information has more detailed information about Church Capital, Ultimus and other service providers to the Fund.

HOW THE FUND VALUES ITS SHARES
================================================================================

The net asset value ("NAV") of the Fund's shares is calculated as of 1:30 p.m., Eastern time on each day that the New York Stock Exchange is open for business. Currently, the New York Stock Exchange is closed on weekends and in recognition of the following holidays: New Year's Day, Martin Luther King, Jr. Day,
Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. To calculate NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. The Fund seeks to maintain a stable NAV of $1.

The Fund values its securities on the basis of amortized cost (cost plus any discount, or minus any premium, accrued since purchase). Most money market funds use this method to calculate NAV. For additional information on how the Fund values its securities, please see the Fund's Statement of Additional Information.

HOW TO BUY SHARES
================================================================================

You may purchase the Fund's shares through authorized financial intermediaries, such as broker-dealers or banks. You may also purchase shares directly from the Fund's principal underwriter, Bainbridge Securities Inc. (the "Distributor").

Purchase orders that are accepted no later than 1:30 p.m., Eastern time, generally receive that day's dividend. Purchase orders accepted after 1:30 p.m., Eastern time, generally will receive the next day's dividend.

The Fund's transfer agent, Ultimus Fund Solutions, LLC (the "Transfer Agent"), mails you confirmations of all purchases, redemptions or exchanges of Fund shares unless the shares are purchased through a broker or other financial intermediary. If shares are purchased in this manner, transaction confirmations are generally the responsibility of such broker or intermediary. Certificates representing shares are not issued.

MINIMUM INITIAL INVESTMENT

The minimum initial investment in the Fund is $1,000. The minimum investment requirement may be waived or reduced for any reason at the discretion of the Adviser.

OPENING AN ACCOUNT

An account may be opened by mail or bank wire, as follows:

     BY MAIL. To open a new account by mail:

     o    Complete and sign the account application
     o    Enclose a check payable to "Church Capital Money Market Fund"
     o Mail the application and the check to the Transfer Agent at the following address:

               Church Capital Money Market Fund
               c/o Ultimus Fund Solutions, LLC
               P.O. Box 46707
               Cincinnati, Ohio 45246-0707

     All purchase checks must be written in U.S. dollars and drawn on a U.S. bank. The Fund does not accept cash, drafts, "starter" checks, travelers checks, credit card checks, or money orders. In addition, to protect the Fund from check fraud, the Fund does not accept checks made payable to third parties.

     When shares are purchased by check, the proceeds from the redemption of those shares may not be paid until the Fund has received payment from your bank, which could take up to 15 calendar days from the purchase date. If an order to purchase shares is canceled because your check does not clear your bank (i.e., insufficient funds), you will be responsible for any resulting losses or other fees incurred by the Fund or the Transfer Agent in the transaction.

     BY WIRE. To open a new account by wire, call the Transfer Agent at 1-877-742-8061. A representative will assist you in obtaining an account application, which must be completed, signed and sent by facsimile or mail to the Transfer Agent before payment by wire may be made. For an initial purchase order by wire to be in "proper form" you must submit a completed and signed application to the Fund's Transfer Agent. After the application is received and approved, an account number will be assigned by the Fund. A shareholder representative of the Transfer Agent will contact you, by phone or by mail, with the account number. At that point your financial institution may wire your purchase amount to:

     Bank:                       US Bank, N.A.
     Bank City & State:          Cincinnati, Ohio
     Federal ABA Number:         042000013
     Account Name:               Church Capital Money Market Fund
     Account Number:             130107147907
     For Further Credit To:      [Insert Name(s) on Your Account]
                                 [Insert Your Account Number]

     An order is considered received when US Bank, the Fund's custodian, receives payment by wire. Do not wire money to the Fund until you have received an account number from the Fund. Your financial institution may charge a fee for wiring funds.

     THROUGH YOUR BROKER OR FINANCIAL INSTITUTION. Shares of the Fund may be purchased through certain brokerage firms and financial institutions that are authorized to accept orders on behalf of the Fund at the NAV next determined after your order is received by such organization in proper form. Before attempting to purchase shares of the Fund, please contact your brokerage firm or financial institution to see if the Fund is available for purchase. Failure to do so could result in your purchase order not being processed on the day in which your purchase order is submitted to your brokerage firm or financial institution. If your brokerage firm or financial institution is not an "authorized" firm (i.e., has no selling agreement with the Distributor) you may be required to submit your purchase order to your brokerage firm or financial institution at an earlier time during the day in order for your broker or financial institution to forward your purchase order to the Fund's Distributor or Transfer Agent prior to 1:30 p.m. (Eastern time). These organizations may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Fund or the Transfer Agent. These organizations may be the shareholders of record of your shares. The Fund is not responsible for ensuring that the organizations carry out their obligations to their customers. Shareholders investing in this manner should look to the organization through which they invest for specific instructions on how to purchase and redeem shares. Investors should contact their broker or financial institution to find out whether or not their broker or financial intermediary is authorized to sell shares of the Fund.

SUBSEQUENT INVESTMENTS

Once an account is open, additional purchases of Fund shares may be made at any time in minimum amounts of $100. Additional purchases may be made:

     o By sending a check, made payable to "Church Capital Money Market Fund," to Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. The shareholder will be responsible for any fees incurred or losses suffered by the Fund as a result of any check returned for insufficient funds.

          Please include your account number in the "memo" section of the check. If the Fund is unable to collect these losses from the shareholder, the Fund and its shareholders will be responsible for these losses.
     o By wire to the Fund account as described under "Opening an Account - By Wire." Shareholders should call the Transfer Agent at 1-877-742-8061 before wiring funds.
     o    Through  your  brokerage  firm or other  financial  institution.
     o By electronic funds transfer from a financial institution through the Automated Clearing House ("ACH"), as described below.

BY AUTOMATED CLEARING HOUSE (ACH). Once an account is open, shares may be purchased or redeemed through ACH in minimum amounts of $100. ACH is the electronic transfer of funds directly from an account you maintain with a financial institution to the Fund. In order to use the ACH service, the ACH Authorization section of the account application must be completed. For existing accounts, an ACH Authorization Form may be obtained by calling the Transfer Agent at 1-877-742-8061. Allow at least two weeks for preparation before using ACH. To place a purchase or redemption order by ACH, call the Transfer Agent at 1-877-742-8061. There are no charges for ACH transactions imposed by the Fund or the Transfer Agent. An investor receives the next NAV after receipt by the Fund of a purchase or redemption order. When shares are purchased through ACH, the proceeds from the redemption of those shares may not be paid until the ACH transfer has been converted to federal funds, which could take up to 15 calendar days.

ACH may be used to make direct investments into the Fund of part or all of recurring payments made to a shareholder by his or her employer (corporate, federal, military, or other) or by the Social Security Administration.

AUTOMATIC INVESTMENT PLAN

You may make automatic monthly investments in the Fund from your bank, savings and loan or other depository institution account. The minimum initial and subsequent investments must be $100 under the plan. The Transfer Agent currently pays the costs of this service, but reserves the right, upon 30 days' written notice, to make reasonable charges. Your depository institution may impose its own charge for making transfers from your account.

EXCHANGES

Shares of the Fund may be exchanged for shares of the Church Capital Value Trust. A sales load will be imposed on an exchange into Retail Class shares of the Church Capital Value Trust if a sales load has not been previously paid on the value of the shares being exchanged or is otherwise not applicable. If you are eligible to purchase Adviser Class shares of the Church Capital Value Trust, no sales load will be charged on the exchange. No transaction fees are charged for exchanges.

You may request an exchange by sending a written request to the Transfer Agent. The request must be signed exactly as your name appears on the Trust's account records. Exchanges also may be requested by telephone. If you are unable to execute your exchange by telephone (for example during times of unusual market activity), you should consider requesting your exchange by mail. An exchange will be effected at the next determined net asset value (or offering price if a sales load is applicable) after receipt of a request by the Transfer Agent.

Exchanges are subject to the applicable minimum initial investment requirements, and may only be made for shares then offered for sale in your state of residence. The exchange privilege may be modified or terminated by the Board of Trustees upon 60 days prior notice to shareholders. An exchange results in a sale of Fund shares, which may cause you to recognize a capital gain or loss. Before making an exchange, contact the Transfer Agent to obtain a copy of the prospectus for the Church Capital Value Trust.

FREQUENT TRADING POLICIES

Frequent purchases and redemptions of Fund shares by a shareholder may harm other Fund shareholders by interfering with the efficient management of the Fund's portfolio, increasing brokerage and administrative costs, and potentially diluting the value of their shares. When monitoring shareholder purchases and redemptions the Fund does not apply a quantitative definition to frequent trading. Instead the Fund uses a subjective approach which in itself could lead to inconsistent application of the Fund's frequent trading policies.

In its efforts to curb frequent trading in the Fund, the Fund's Board of Trustees has reserved the right to reject any purchase order for any reason or no reason, including purchase orders from potential investors that the Fund believes might engage in frequent purchases and redemptions of Fund shares.

The Fund does not accommodate frequent purchases or redemptions of Fund shares.

When financial intermediaries establish omnibus accounts in the Fund for their clients, the Fund cannot monitor the individual clients' trading activity. However, the Fund's service providers review trading activity at the omnibus account level, and look for activity that may indicate potential frequent trading or market-timing. If the Fund detects suspicious trading activity, the Fund will seek the assistance of the intermediary to investigate that trading activity and take appropriate action, including prohibiting additional purchases of Fund shares by the intermediary and/or its client. Intermediaries may apply frequent-trading policies that differ from those described in this Prospectus. If you invest with the Fund through an intermediary, please read that firm's program materials carefully to learn of any rules or fees that may apply.

Although the Fund has taken steps to discourage frequent purchases and redemptions of the Fund shares, it cannot guarantee that such trading will not occur.

HOW TO REDEEM SHARES
================================================================================

Shares of the Fund may be redeemed on each day the New York Stock Exchange is open for trading. Shares are redeemed at their NAV next determined after the Transfer Agent receives your redemption request in proper form. Redemption requests may be made by mail or by telephone. Redemption orders or exchange orders that are accepted no later than the close of the Fund (1:30 p.m., Eastern time) generally do not receive that day's dividend, but those accepted after the close of the Fund generally do. What is considered "proper form" for a redemption by mail is described in the subsection "By Mail" and for a telephone redemption the requirements are set forth in the subsection "By Telephone".

     BY MAIL. You may redeem shares by mailing a written request to Church Capital Money Market Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. To be in "proper form," written requests must state the shareholder's name, the name of the Fund, the account number and the shares or dollar amount to be redeemed and be signed exactly as the shares are registered.

     SIGNATURES.  If the shares to be  redeemed  over any 30-day  period  have a value of more than $25,000, or if the payment of the proceeds of a redemption of any amount is to be sent to a person other than the shareholder of record or to an address other than that on record with the Fund, you must have all signatures on written redemption requests guaranteed. If the name(s) or the address on your account has changed within the previous 30 days of your redemption request, the request must be made in writing with your signature guaranteed, regardless of the value of the shares being redeemed. The Transfer Agent typically only accepts signatures guaranteed by a financial institution that participates in one of the Medallion Signature Guarantee Programs. However, the Fund, in its sole discretion, may accept a signature guarantee from a financial institution that does not participate in one of the Medallion Signature Guarantee Programs. The Transfer Agent will not accept signature guarantees by a notary public. For more information on signature guarantees, call the Transfer Agent at 1-877-742-8061. The Fund and its Transfer Agent reserve the right to amend these standards at any time. If these standards change, the Fund will provide reasonable notice of such change.

     Redemption requests by corporate and fiduciary shareholders must be accompanied by appropriate documentation establishing the authority of the person seeking to act on behalf of the account. Forms of resolutions and other documentation to assist in compliance with the Transfer Agent's procedures may be obtained by calling the Transfer Agent.

     BY TELEPHONE. You may also redeem shares having a value of $25,000 or less by telephone by calling the Transfer Agent at 1-877-742-8061. In order to make redemption requests by telephone, the Telephone Privileges section of the account
     application  must  be  completed.   For  existing  accounts,   a  Telephone
     Privileges form may be obtained by calling the Transfer Agent at 1-877-742-8061.

     Telephone redemptions may be requested only if the proceeds are to be sent to the shareholder of record and mailed to the address on record with the Fund. Upon request, redemption proceeds of $100 or more may be transferred by ACH, and proceeds of $1,000 or more may be transferred by wire, in either case to the account stated on the account application. Shareholders will be charged a fee of $15 by the Fund's custodian for outgoing wires. If you contact the Transfer Agent by 1:30 p.m., Eastern time, you will receive the NAV next determined after receipt of the redemption request by the Transfer Agent (i.e., that day's NAV).

     Telephone redemption privileges and account designations may be changed by sending the Transfer Agent a written request with all signatures guaranteed as described above.

     The Transfer Agent requires personal identification before accepting any redemption request by telephone, and telephone redemption instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If such a case should occur, redemption by mail should be considered.

     THROUGH YOUR BROKER OR FINANCIAL INSTITUTION. You may also redeem shares through a brokerage firm or financial institution that has been authorized to accept orders on behalf of the Fund at the NAV next determined after your order is received by such organization in proper form. NAV is normally determined at 1:30 p.m., Eastern time. If your brokerage firm or financial institution is not an "authorized" firm (i.e., has no selling agreement with the Distributor) you may be required to submit your redemption request to your brokerage firm or financial institution at an earlier time during the day in order for your broker or financial institution to forward your redemption request to the Fund's Distributor or Transfer Agent prior to 1:30p.m. (Eastern time). These organizations may be authorized to designate other intermediaries to act in this capacity. Such an organization may charge you transaction fees on redemptions of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who redeem shares directly through the Transfer Agent. Please be sure and consult your broker or financial institution's program materials to understand what information is required for a redemption request. Investors should contact their broker or financial institution to find out whether or not their broker or financial intermediary is authorized to sell shares of the Fund.

RECEIVING PAYMENT

The Fund normally makes payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form. Under unusual circumstances as provided by the rules of the Securities and Exchange Commission, the Fund may suspend the right of redemption or delay payment of redemption proceeds for more than seven days. A requested wire of redemption proceeds normally will be sent on the business day following a redemption. However, when shares are purchased by check or through ACH, the proceeds from the redemption of those shares may not be paid until the purchase check or ACH transfer has been converted to federal funds, which could take up to 15 calendar days from the purchase date.

MINIMUM ACCOUNT BALANCE

Due to the high cost of maintaining shareholder accounts, the Fund may involuntarily redeem shares in an account, and pay the proceeds to the shareholder, if the shareholder's account balance falls below $1,000 due to shareholder redemptions. This does not apply, however, if the balance falls below the minimum solely because of a decline in the Fund's NAV per share. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum account balance requirement.

AUTOMATIC WITHDRAWAL PLAN

If the shares in your account have a value of at least $10,000, you (or another person you have designated) may receive monthly or quarterly payments in a specified amount of not less than $100 each. There is currently no charge for this service, but the Transfer Agent reserves the right, upon 30 days' written notice, to make reasonable charges. Telephone the Transfer Agent toll-free at 1-877-742-8061 for additional information.

REDEMPTIONS IN KIND

The Fund reserves the right to make payment for a redemption in securities rather than cash, which is known as a "redemption in kind." This would be done only under extraordinary circumstances and if the Fund deems it advisable for the benefit of all shareholders, such as a very large redemption that could affect Fund operations (for example, more than 1% of the value of the Fund's net assets). A redemption in kind will consist of liquid securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges. You will be exposed to market risk until such time as you convert such securities to cash.

DIVIDENDS, DISTRIBUTIONS AND TAXES
================================================================================

The Fund distributes to its shareholders substantially all of its net investment income and any net realized capital gains. The Fund declares a dividend on every business day based on its determination of its net investment income and realized capital gains. The Fund generally pays its dividends on the last business day of every month.

The dividends paid by the Fund are generally taxable as ordinary income, whether received in cash or reinvested in additional shares. No portion of the Fund's distributions is eligible for the dividends received deduction available to corporations.

The Fund intends to qualify as a regulated investment company for federal income tax purposes, and as such, it will not be subject to federal income tax on its taxable income and gains that it distributes to its shareholders. The Fund intends to distribute its income and gains in such a way that it will not be subject to a federal excise tax on certain undistributed amounts.

You will be notified in January each year about the federal tax status of distributions made by the Fund during the prior year. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes.

Federal law requires the Fund to withhold taxes on distributions paid to shareholders who fail to provide a social security number or taxpayer identification number or fail to certify that such number is correct. Foreign shareholders may be subject to special withholding requirements.

Because everyone's tax situation is not the same, you should consult your tax professional about federal, state and local tax consequences of an investment in the Fund.

CUSTOMER PRIVACY POLICY
================================================================================
WE COLLECT ONLY INFORMATION THAT IS NEEDED TO SERVE YOU AND ADMINISTER YOUR ACCOUNT.

In the process of serving you, we become stewards of your "nonpublic personal information" - information about you that is not available publicly. This information comes to us from the following sources:

o Information you provide directly to us on applications or other forms, correspondence or through conversations (such as your name, social security number, address, phone number, assets, income, date of birth, occupation, etc.).
o Information about your transactions with us, our affiliates or others (such as your account numbers, account balances, transaction details and other financial information).
o Information we receive from third parties (such as your broker, financial planner or other intermediary you hire).

We limit the collection and use of nonpublic personal information to that which is necessary to serve you and administer your account.

WE CAREFULLY LIMIT AND CONTROL THE SHARING OF YOUR INFORMATION.

To protect your privacy, we carefully control the way in which any information about you is shared. It is our policy not to disclose any nonpublic personal information about customers or former customers to anyone, except as permitted to serve your account or required by law.

We are permitted by law to disclose all of the information we collect as described above to our affiliates, advisers, transfer agents, broker-dealers, administrators or any firms that assist us in maintaining and supporting the financial products and services provided to you. For example, our transfer agent needs information to process your transactions, and our outside vendors need information so that your account statements can be printed and mailed. However, these parties are not authorized to release, use or transfer your information to any other party for their own purpose.

WE ARE COMMITTED TO THE PRIVACY OF YOUR NONPUBLIC PERSONAL INFORMATION AND WILL USE STRICT SECURITY STANDARDS TO SAFEGUARD IT.

We are committed to the security of your nonpublic personal information. Our employees and others hired to work for us are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information. Employees are bound by this privacy policy and are educated on implementing our security principles and practices.

We maintain safeguards that we believe are reasonably designed to comply with federal standards to guard your nonpublic personal information.

This privacy  policy  explains  how we handle  nonpublic  personal  information;
however, you should also review the privacy policies adopted by any of your financial intermediaries, such as a broker-dealer, bank, or trust company to understand how they protect your nonpublic personal information in accordance with our internal security standards.



IF  YOU  HAVE  ANY  QUESTIONS  ABOUT  THE   CONFIDENTIALITY   OF  YOUR  CUSTOMER
INFORMATION, PLEASE CALL 1-877-742-8061 TO TALK TO A SHAREHOLDER SERVICES REPRESENTATIVE.

INVESTMENT ADVISER                      INDEPENDENT AUDITORS
Church Capital Management, LLC          Briggs, Bunting & Dougherty LLP
301 Oxford Valley Road, Suite 801B      Two Penn Center, Suite 820
Yardley, Pennsylvania 19067             Philadelphia, Pennsylvania 19102

ADMINISTRATOR/TRANSFER AGENT            LEGAL COUNSEL
Ultimus Fund Solutions, LLC             Sullivan & Worcester LLP
225 Pictoria Drive, Suite 450           One Post Office Square
Cincinnati, Ohio 45246                  Boston, Massachusetts 02109

CUSTODIAN
US Bank, N.A.
425 Walnut Street
Cincinnati, Ohio 45202

FOR MORE INFORMATION
================================================================================
In addition to the information contained in the Prospectus, the following documents are available free upon request:

     o    ANNUAL AND SEMIANNUAL REPORTS
          The Fund distributes annual and semiannual reports to shareholders that contain detailed information on the Fund's investments. The Fund's first annual report will be available within 60 days following its fiscal year ending November 30, 2006. The Fund's first semiannual report will be available within 60 days following the period ending May 30, 2006.

     o    STATEMENT OF ADDITIONAL INFORMATION (SAI)
          The SAI provides more detailed information about the Fund. It is incorporated by reference and is legally considered a part of this Prospectus. A description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities is available in the SAI.

You may request copies of these materials and other information, without charge, or make inquiries to the Fund by writing to Ultimus Fund Solutions, LLC at P.O. Box 46707, Cincinnati, Ohio 45246-0707. You may also call toll-free:

                                 1-877-742-8061

The Fund has not developed a website as of the date of this Prospectus. It is anticipated that a website will be developed and copies of the Fund's annual and semiannual reports, Prospectus and SAI will be available on the website.

Only one copy of a Prospectus or an annual or semiannual report will be sent to each household address. This process, know as "Householding," is used for most required mailings. (It does not apply to confirmations of transactions and account statements, however.) You may, of course, request an additional copy of the Prospectus or an annual or semiannual report at any time by calling or writing the Fund. You may also request that Householding be eliminated from all your required mailings.

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room can be obtained by calling the Commission at 202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at HTTP://WWW.SEC.GOV. Copies of information on the Commission's Internet site may be obtained, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102, or by sending your request electronically to the following e-mail address:
PUBLICINFO@SEC.GOV.

                    Investment Company Act File No. 811-21753